Other Current Assets	12 Months Ended
Dec. 31, 2020
Other Current Assets [Abstract]
Other Current Assets
Note 7. Other Current Assets

Other current assets consists of:

	December 31, 2020	December 31, 2019
Inventory deposits	$7,113	$4,012
Insurance deposit	3,000	-
Prepaid taxes	813	3,673
Other	15,525	8,430
Total	$26,451	$16,115